Derivative Financial Instruments and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of derivative financial instruments [Abstract]
Schedule of financial instruments [text block]
	December 31,
	2017	2016

	(in thousands)
Financial assets measured at fair value through profit or loss – current:
Foreign currency forward contracts	$70,366	65,669

Financial liabilities measured at fair value through profit or loss – current:
Foreign currency forward contracts	$106,597	896,998

Hedging derivative financial liabilities – current:
Interest rate swap contracts	$-	3,540

Schedule of foreign currency forward contracts [text block]
As of December 31, 2017 and 2016, outstanding foreign currency forward contracts were as follows:

December 31, 2017
Contract item	Maturity date	Contract amount
(in thousands)
Sell USD / Buy NTD	Jan. 2018 – Feb. 2018	USD213,100 / NTD6,377,672
Sell USD / Buy JPY	Jan. 2018 – Jun. 2018	USD304,926 / JPY34,092,055
Sell USD / Buy CNY	Jan. 2018 – Apr. 2018	USD137,000 / CNY903,800
Sell EUR / Buy JPY	Jan. 2018 – Feb. 2018	EUR65,000 / JPY8,691,815
Sell EUR / Buy CZK	Jan. 2018 – Mar. 2018	EUR3,280 / CZK83,502
Sell USD / Buy MYR	Jan. 2018 – Mar. 2018	USD931 / MYR3,811
Sell JPY / Buy NTD	Jan. 2018	JPY10,000,000 / NTD2,654,220
Sell CNY / Buy JPY	Jan. 2018 – Apr. 2018	CNY86,623 / JPY1,443,259
Sell USD / Buy SGD	Jan. 2018	USD5,480 / SGD7,366

December 31, 2016
Contract item	Maturity date	Contract amount
(in thousands)
Sell USD / Buy NTD	Jan. 2017 – Feb. 2017	USD711,000 / NTD22,687,304
Sell USD / Buy JPY	Jan. 2017 – Mar. 2017	USD126,730 / JPY13,860,716
Sell NTD / Buy JPY	Mar. 2017	NTD1,474,085 / JPY5,400,000
Sell USD / Buy CNY	Jan. 2017 – Jun. 2017	USD96,000 / CNY662,180
Sell EUR / Buy JPY	Mar. 2017	EUR90,000 / JPY10,693,738
Sell EUR / Buy CZK	Jan. 2017 – Feb. 2017	EUR3,190 / CZK85,791
Sell EUR / Buy USD	Mar. 2017	EUR41,000 / USD44,148
Sell USD / Buy MYR	Jan. 2017 – Mar. 2017	USD741 / MYR3,296
Sell JPY / Buy NTD	Mar. 2017	JPY50,000 / NTD13,725
Sell CNY / Buy USD	Jan. 2017 – Apr. 2017	CNY359,763 / USD52,189
Sell EUR / Buy NTD	Jan. 2017	EUR5,000 / NTD171,967
Sell CNY / Buy JPY	Jan. 2017 – Jul. 2017	CNY588,583 / JPY9,068,273
Sell USD / Buy SGD	Jan. 2017	USD170,157 / SGD245,680

Schedule of gain or loss of foreign currency forward contracts [text block]
Net gains (losses) of foreign currency forward contracts were as follows:

	For the years ended December 31,
	2017	2016	2015

	(in thousands)
Unrealized gains (losses)	$795,098	(491,860)	(240,002)
Realized gains	850,936	80,423	1,179,119
	$1,646,034	(411,437)	939,117

Disclosure of detailed information about hedging instruments [text block]
Details of hedged items designated as cash flow hedges and their respective hedging derivative financial instruments were as follows:

December 31, 2016
Hedged item	Hedging instrument	Fair value of hedging instrument	Expected period of cash flows	Expected period of recognition in comprehensive income
		(in thousands)
Long-term borrowings with floating interest rate	Interest rate swap contracts	$(3,540)	Jan. 2017 – Aug. 2017	Jan. 2017 – Aug. 2017